Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

In December 2018, we entered into a software license agreement with Swirlds to license Hashgraph for the Coro platform, and on June 23, 2020, the agreement was amended and restated (as amended, the "Swirlds Agreement"). Pursuant to the Swirlds Agreement, the Company extended its license from Swirlds of Hashgraph technology for use in the Company's Coro payment platform. The term and fees of such license will be as set forth in any applicable order form. In connection with the Swirlds Agreement, the Company and Swirlds executed an order form (the "Order Form"), which amends, restates and supersedes the order form between the Company and Swirlds dated December 13, 2018, whereby the Company will license 15 nodes from Swirlds, at a license fee of $15,000 per node, for a term of one (1) year, for a license fee of $225,000. Pursuant to the Order Form, the license of the nodes will automatically renew for additional one (1) year terms unless and until either party terminates the Swirlds Agreement or provides notice of non-renewal of the license then in effect. Should the license for any of the foregoing 15 nodes renew for any additional year, the license fee per node will drop to $3,000 per node per year.

Additionally, pursuant to the Order Form, the Company will pay Swirlds quarterly fees based on the aggregate value of all transaction fees the Company collects in that quarter from customers whose transactions were processed on the Coro payment platform using Swirld's Hashgraph algorithm. The Company will also pay quarterly network transaction fees on all transactions (other than transactions for fiat), that are conducted by a Coro network user. If such quarterly network transaction fees equal less than $5,000, the Company will pay Swirlds $5,000 for that quarter.

On March 9, 2020, the Company entered into an engagement agreement with Aegis Capital Corp. ("Aegis"), pursuant to which we engaged Aegis to act as lead underwriter in connection with a proposed public offering of common stock by the Company. In the event the contemplated offering is completed, the agreement contemplates, that (subject to execution of an underwriting agreement for the offering) Aegis will be entitled to a 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 8% of the number of shares of common stock sold in the offering. The agreement had a termination date of six months from the date thereof or upon completion of the proposed offering. The Company had recorded $119,025 of deferred offering costs consisting of $85,000 of legal fees, exchange listing fees of $9,025 and $25,000 of underwrite due diligence fees. The agreement expired on September 9, 2020 and offering costs of $119,025 were expensed.

On June 24, 2020, the board of directors of the Company adopted a compensation program for independent directors. Under the program, independent directors will be entitled to a quarterly cash fee of $7,500 and 7,500 shares of common stock on a quarterly basis (each due and payable quarterly in arrears). As of September 30, 2020, the Company had appointed three independent directors.

7. COMMITMENTS AND CONTINGENCIES

On August 3, 2018, the Company entered into a master services agreement with REQ a Washington, DC-based creative and digital marketing agency, pursuant to which the Company engaged REQ to develop a branding and digital marketing strategy. As of December 31, 2019, REQ has completed its engagement with the Company and the Company owed $17,500 to REQ, which has since been paid.

In December 2018, we entered into a software license agreement with Swirlds to license Hashgraph for the CORO platform. The Company is obligated to pay a first year licensing fee of $225,000 which will be due prior to launch of the CORO product and a fee for additional nodes at $15,000 per node. In addition the Company is required to pay a 10% transaction fee for account holders on the Swirlds Customer Network. The agreement automatically renews for an additional one year and the fees may not increase more than 1%.